Shareholder Report, Holdings (Details)	Nov. 30, 2025
Longboard Fund Class A | Other Assetsin Excessof Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Longboard Fund Class A | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Longboard Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Longboard Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Longboard Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Longboard Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Longboard Fund Class A | Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Longboard Fund Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Longboard Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Longboard Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
Longboard Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Longboard Fund Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Longboard Fund Class A | Rithm Capital Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Westinghouse Air Brake Technologies Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Entergy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Allegionplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Atmos Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Loews Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Trimble Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Emerson Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Norfolk Southern Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Other Assetsin Excessof Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Longboard Fund Class I | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Longboard Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Longboard Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Longboard Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Longboard Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Longboard Fund Class I | Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Longboard Fund Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Longboard Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Longboard Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
Longboard Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Longboard Fund Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Longboard Fund Class I | Rithm Capital Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Westinghouse Air Brake Technologies Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Entergy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Allegionplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Atmos Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Loews Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Emerson Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Norfolk Southern Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%